UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07390

                         Boulder Total Return Fund, Inc.
 -------------------------------------------- --------------------------------
               (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
              ---------------------------------- ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483
                                 ---------------

                      Date of fiscal year end: November 30
                                  -------------

             Date of reporting period: July 1, 2007 - June 30, 2008
                          -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


                                                                                                  Matter
                                                                                                  Proposed Vote
                                                                                                  by       Cast  Vote
                                         Shareholder                                              Issuer   (Yes  (For    For or
                        Ticker           Meeting  Record   Meeting Description of Matter to be    or       or    or      Against
Name of Issuer          Symbol  CUSIP    Date     Date     Type    Voted On                       Holder   No)   Against)Mngmnt
------------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers REIT
and Utility Income                                                    Election of three (3)
Fund, Inc.(pfd)              19247Y306   4/1/08           Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Vote on adjournment of
                                                                   2  the meeting                Issuer   Yes    For      For

The Ryland Group,                                                     Election of eight (8)
Inc.                   RYL   783764103  4/23/08  2/12/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Approval of the equity
                                                                   2  incentive plan             Issuer   Yes    Against  Against
                                                                      Re-approve senior
                                                                      executive performance
                                                                      plan to comply with the
                                                                   3  Internal Revenue Code      Issuer   Yes    For      For
                                                                      Re-approve TRG incentive
                                                                      plan to comply with the
                                                                   4  Internal Revenue Code      Issuer   Yes    For      For
                                                                      Re-approve performance
                                                                      award program to comply
                                                                      with the Internal
                                                                   5  Revenue Code               Issuer   Yes    For      For
                                                                      Consideration of a
                                                                      proposal from the Nathan
                                                                   6  Cummings Foundation        Holder   Yes    Against  For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as
                                                                      independent registered
                                                                      public accounting firm
                                                                   7  for 2008                   Issuer   Yes    For      For

                                                                      Election of three (3)
KB Home                KBH   48666K109   4/3/08  2/14/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as
                                                                      independent registered
                                                                      public accounting firm
                                                                   2  for 2008                   Issuer   Yes    For      For
                                                                      Executive Compensation
                                                                   3  proposal                   Holder   Yes    For      Against
                                                                      Severance Agreement
                                                                   4  proposal                   Holder   Yes    For      Against

Cohen & Steers
Quality Inc                                                           Election of three (3)
Rlty-SerM7 (pfd)             19247L700  4/17/08  2/25/08  Annual   1  Directors                  Issuer   Yes    For      For

                                                                      Election of fourteen
Citigroup Inc.         C     172967101  4/22/08  2/25/08  Annual   1  (14) Directors             Issuer   Yes    For      For
                                                                      Appointment of KPMG, LLP
                                                                      as independent
                                                                      registered public
                                                                   2  accounting firm for 2008   Issuer   Yes    For      For
                                                                      Request report on prior
                                                                   3  governmental service       Holder   Yes    Against  For
                                                                      Request report on
                                                                   4  political contributions    Holder   Yes    Against  For
                                                                      Request that executive
                                                                      compensation be limited
                                                                      to 100 times the average
                                                                   5  compensation paid          Holder   Abstain Abstain Abstain
                                                                      Request that two
                                                                      candidates be nominated
                                                                   6  for each board position    Holder   Yes    For      Against
                                                                      Request a report on
                                                                   7  Equator Principals         Holder   Yes    Against  For
                                                                      Request adoption of
                                                                      certain employment
                                                                      principals for executive
                                                                   8  officers                   Holder   Yes    For      Against
                                                                      Request to amend GHG
                                                                   9  emission policies          Holder   Yes    Against  For
                                                                      Request report on how
                                                                      investment policies
                                                                      address human rights
                                                                   10 issues                     Holder   Yes    Against  For
                                                                      Request an independent
                                                                   11 board chairman             Holder   Yes    For      Against
                                                                      Request an advisory vote
                                                                      to ratify executive
                                                                   12 compensation               Holder   Yes    For      Against

                                                                      Election of four (4)
Eaton Corporation      ETN   278058102  4/23/08  2/25/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Increase number of
                                                                   2  common shares              Issuer   Yes    For      For
                                                                      Adopt majority voting in
                                                                   3  director elections         Issuer   Yes    For      For
                                                                      Proposal to authorize
                                                                      board of directors to
                                                                   4  amend regulations          Issuer   Yes    For      For
                                                                   5  Approve stock plan         Issuer   Yes    For      For
                                                                      Approve senior executive
                                                                   6  compensation plan          Issuer   Yes    For      For
                                                                      Approve executive
                                                                   7  strategic incentive plan   Issuer   Yes    For      For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as
                                                                      independent auditor for
                                                                   8  2008                       Issuer   Yes    For      For

                                                                      Election of twelve (12)
Johnson & Johnson      JNJ    47860104  4/24/08  2/26/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of PWC, LLP
                                                                      as independent
                                                                      registered public
                                                                   2  accounting firm            Issuer   Yes    For      For
                                                                      Executive compensation
                                                                   3  policies and disclosure    Holder   Yes    For      Against

Washington Mutual,                                                    Election of thirteen
Inc.                   WM    939322103  4/15/08  2/29/08  Annual   1  (13) Directors             Issuer   Yes    For      For
                                                                      Appointment of D & T,
                                                                      LLP as independent
                                                                   2  auditor for 2008           Issuer   Yes    For      For
                                                                      Approve amendment to
                                                                      the 2002 employee stock
                                                                   3  purchase plan              Issuer   Yes    Against  Against
                                                                   4  Independent board chair    Holder   Yes    For      Against
                                                                   5  Director election process  Holder   Yes    For      Against

Anheuser-Busch                                                        Election of nine (9)
Companies, Inc.        BUD    35229103  4/23/08  2/29/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Approve long term
                                                                      incentive plan for
                                                                   2  non-employee directors     Issuer   Yes    Against  Against
                                                                      Appointment of
                                                                      independent accounting
                                                                   3  firm                       Issuer   Yes    For      For
                                                                      Request report on
                                                                   4  charitable contributions   Holder   Abstain Abstain Abstain
                                                                      Proposal concerning
                                                                      special shareholder
                                                                   5  meetings                   Holder   Yes    For      Against
                                                                      Proposal concerning
                                                                   6  executive compensation     Holder   Yes    For      Against

                                                                      Election of three (3)
Moody's Corporation    MCO   615369105  4/22/08   3/3/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of
                                                                      independent registered
                                                                   2  public accounting firm     Issuer   Yes    For      For
                                                                      Majority vote
                                                                   3  requirements               Holder   Yes    For      Against

Burlington Northern                                                   Election of three (3)
Santa Fe Corporation   BNI   12189T104  4/24/08  2/28/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of PWC, LLP
                                                                      as independent auditor
                                                                   2  for 2008                   Issuer   Yes    For      For
                                                                   3  Say on executive pay       Holder   Yes    For      Against

                                                                      Election of nine (9)
Pfizer, Inc.           PFE   717081103  4/24/08  2/28/08  Annual   1  Directors                  Issuer   Yes    For      For

Berkshire Hathaway,                                                   Election of eleven (11)
Inv.                   BRK   084670207   5/3/08   3/5/08  Annual   1  Directors                  Issuer   Yes    For      For

Canfor Pulp Income                                                    Election of two (2)
Fund                  CFX-CA 137582102  3/17/08  4/29/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of PWC, LLP
                                                                      as independent auditor
                                                                   2  for 2008                   Issuer   Yes    For      For

                                                                      Election of thirteen
Yum! Brands Inc.       YUM   988498101  3/17/08  5/15/08  Annual   1  (13) Directors             Issuer   Yes    For      For
                                                                      Appointment of
                                                                      independent auditors for
                                                                   2  2008                       Issuer   Yes    For      For
                                                                      Approve amendment to
                                                                   3  articles of incorporation  Issuer   Yes    For      For
                                                                      Approve long term
                                                                   4  incentive plan             Issuer   Yes    For      For
                                                                      MacBride principal
                                                                   5  proposal                   Holder   Yes    Against  For
                                                                      Shareholder vote to
                                                                      ratify executive
                                                                   6  compensation plan          Holder   Yes    For      Against
                                                                      Food supply chain
                                                                   7  proposal                   Holder   Yes    Against  For
                                                                   8  Animal welfare proposal    Holder   Yes    Against  For

Neuberger Berman R/E                                                  Election of six (6)
Sec Income-PFD               64190A301  3/27/08  5/28/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Proposal to replace
                                                                   2  investment manager         Holder   Yes    Against  For

                                                                      Election of three (3)
Redwood  Trust Inc     RWT   758075402  5/22/08  3/31/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of Grant
                                                                      Thornton LLP as
                                                                      independent registered
                                                                   2  public accounting firm     Issuer   Yes    For      For
                                                                      Increase shares  of
                                                                   3  incentive                  Issuer   Yes    For      For
                                                                      Amend charter to
                                                                   4  increase shares            Issuer   Yes    For      For
                                                                      Stockholders request
                                                                      that the board eliminate
                                                                      classification of terms
                                                                   5  of directors               Issuer   Yes    For      For

Duff & Phelps Util &                                                  Election of four (4)
Corps BD TR-PFD T7           26432K207   5/8/08   4/1/08  Annual   1  Directors                  Issuer   Yes    For      For

                                                                      Election of fifteen (15)
Wal-Mart Stores, Inc.  WMT   931142103   6/6/08  4/10/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Approval of incentive
                                                                   2  plan                       Issuer   Yes    For      For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as
                                                                      independent accountants
                                                                   3  for 2008                   Issuer   Yes    For      For
                                                                   4  Amend EEO Policy           Holder   Yes    Against  For
                                                                      Pay for Superior
                                                                   5  Performance                Holder   Yes    Against  For
                                                                      Recoupment of Senior
                                                                      Executive Compensation
                                                                   6  Policy                     Holder   Yes    Against  For
                                                                      Establish Human Rights
                                                                   7  Committee                  Holder   Yes    Against  For
                                                                      Advisory Vote on
                                                                      Executive compensation
                                                                   8  plan                       Holder   Yes    Against  For
                                                                      Political Contributions
                                                                   9  report                     Holder   Yes    Against  For
                                                                      Social and Reputation
                                                                   10 Impact report              Holder   Yes    Against  For
                                                                      Special Shareholders'
                                                                   11 meeting                    Holder   Yes    Against  For

                                                                      Election of six (6)
Legg Mason, Inc.       LM    524901105  7/22/08  5/23/08  Annual   1  Directors                  Issuer   Yes    For      For
                                                                      Appointment of PWC, LLP
                                                                      as independent
                                                                   2  accountants                Issuer   Yes    For      For
                                                                      Independent Director
                                                                      serving as chairman of
                                                                   3  the board                  Holder   Yes    For      Against
                                                                      Advisory vote on
                                                                   4  executive compensation     Holder   Yes    For      Against



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Boulder Total Return Fund, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*   /s/ Stephen C. Miller
                          ------------------------------------------------------
                            Stephen C. Miller, President
                            (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.